Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	FPA FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924727
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 07, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2012
FPA International Value Fund (Prospectus Summary) | FPA International Value Fund | FPA International Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FPIVX